Note P - Segment Information (Details) (Banking [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Banking [Member]
Note P - Segment Information (Details) [Line Items]
Percentage of Revenue	90.50%	91.20%	91.80%